Employee Retirement Plan	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Retirement Plan
Employee Retirement Plan
We have a 401(k) retirement plan under which employees may contribute up to 100% of their annual salary, within IRS limits. The Company contributions to the retirement plans totaled $0.3 million and $0.4 million for the years ended December 31, 2018 and 2017, respectively.